Fair Value Measurements - Summary of Values of Short-term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mutual Fund
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Cost		$ 5,129	$ 3,180
Short-term investments, Unrealized gains		1
Short-term investments, Unrealized losses		(6)	(29)
Short-term investments, Fair value		$ 5,124	$ 3,151
Certificates of Deposit
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Cost	$ 3,079
Short-term investments, Fair value	$ 3,079